Share capital (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Stock option award
			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2020	6,500,000	$1.81	4.87
Expired / Cancelled	(200,000)	1.81	-
Granted	98,000	1.75	9.62
Outstanding, September 30, 2021	6,398,000	$1.81	4.08
Options exercisable	6,306,333	$1.80	4.02

Summary of stock option-based compensation expense
	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2021	2020	2021	2020
Stock options and stock compensation granted in:
2015	142,316	324,153	556,331	1,128,203
2018	-	-	-	-
2019	-	-	-	-
2020	11,880	52,858	117,596	291,292
2021	20,250	-	1,208,209	-
Total stock-based compensation expense recognized	$174,446	$377,011	$1,882,136	$1,419,495

Stock option -based compensation expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020

Stock-based compensation pertaining to general and administrative	$91,408	$162,077	$1,486,374	$564,102
Stock-based compensation pertaining to research and development	83,038	214,934	395,762	855,393
Total	$174,446	$377,011	$1,882,136	$1,419,495